EXPLORATION- Disclosure of detailed information about exploration expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Exploration [Line Items]
Exploration	$ 9,756	$ 12,001
Depreciation and depletion [Member]
Disclosure Of Exploration [Line Items]
Exploration	311	238
Share-based compensation [Member]
Disclosure Of Exploration [Line Items]
Exploration	184	554
Salaries, wages and benefits [Member]
Disclosure Of Exploration [Line Items]
Exploration	2,918	3,201
Direct exploration expenditures [Member]
Disclosure Of Exploration [Line Items]
Exploration	$ 6,343	$ 8,008